UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lincluden Management Limited
Address: 1275 North Service Road W., Suite 607
         Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alanna Sinclair-Whitty
Title:  Assistant Vice President and Secretary
Phone:  (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty   Oakville, Ontario, Canada    August 10, 2010
--------------------------   -------------------------    ---------------
[Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total:  $874,422

                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number      Name

1      028-11931                 Old Mutual (US) Holdings Inc.















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
                                                                                                                    VOTING AUTHORITY
NAME OF                     TITLE OF                   VALUE      SHARES OR  SH/  PUT/  INVESTMENT  OTHER           ----------------
ISSUER                      CLASS          CUSIP       $000'S     PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-------                     --------       -----       ------     ---------  ---  ----  ----------  --------   ----   ------   ----
ABB LTD.                    SPON ADR       000375204   $  8,814    510,035   Shs         DEFINED        1     510,035
APPLIED MATLS INC.          COM            038222105   $  8,127    676,090   Shs         DEFINED        1     676,090
AXA                         SPON ADR       054536107   $  5,392    345,410   Shs         DEFINED        1     345,410
BANK OF AMERICA CORPORATION COM            060505104   $ 10,319    718,110   Shs         DEFINED        1     718,110
BANK MONTREAL QUE           COM            063671101   $ 24,843    451,970   Shs         DEFINED        1     451,970
BANK NOVA SCOTIA HALIFAX    COM            064149107   $ 24,499    524,665   Shs         DEFINED        1     524,665
BARCLAYS PLC                ADR            06738E204   $  8,576    539,695   Shs         DEFINED        1     539,695
BARRICK GOLD INC.           COM            067901108   $ 40,585    882,275   Shs         DEFINED        1     882,275
BCE INC                     COM            05534B109   $ 24,927    843,000   Shs         DEFINED        1     843,000
BRINKS CO                   COM            109696104   $  3,444    180,995   Shs         DEFINED        1     180,995
BROOKFIELD PPTYS CORP.      COM            112900105   $ 21,929  1,540,835   Shs         DEFINED        1   1,540,835
CAE INC.                    COM            124765108   $ 16,427  1,869,541   Shs         DEFINED        1   1,869,541
CAMECO  CORP.               COM            13321L108   $ 13,922    645,955   Shs         DEFINED        1     645,955
CANADIAN NATURAL
  RESOURCES LTD.            COM            136385101   $ 25,618    761,670   Shs         DEFINED        1     761,670
CHEVRON                     COM            166764100   $  8,006    117,985   Shs         DEFINED        1     117,985
CHINA MOBILE LIMITED        SPON ADR       16941M109   $  8,197    165,905   Shs         DEFINED        1     165,905
CISCO SYSTEMS INC.          COM            17275R102   $  9,211    432,245   Shs         DEFINED        1     432,245
COCA-COLA COMPANY           COM            191216100   $  8,259    164,790   Shs         DEFINED        1     164,790
COMCAST CORP.               CL A           20030N101   $  9,107    524,309   Shs         DEFINED        1     524,309
DANAHER CORP DEL            COM            235851102   $  8,192    240,090   Shs         DEFINED        1     240,090
DEVON ENERGY CORP.          COM            25179M103   $  7,233    118,730   Shs         DEFINED        1     118,730
DIAGEO PLC                  SPON ADR       25243Q205   $  6,551    104,410   Shs         DEFINED        1     104,410
DU PONT E I DE NEMOURS
  & CO                      COM            263534109   $  7,402    214,004   Shs         DEFINED        1     214,004
EBAY INC.                   COM            278642103   $  6,939    353,825   Shs         DEFINED        1     353,825
ENBRIDGE INC.               COM            29250N105   $    132      2,810   Shs         DEFINED        1       2,810
ENCANA CORP                 COM            292505104   $ 18,551    604,436   Shs         DEFINED        1     604,436
EXXON MOBIL CORP.           COM            30231G102   $ 10,196    178,658   Shs         DEFINED        1     178,658
FRANCE TELECOM SA           SPON ADR       35177Q105   $  4,351    251,340   Shs         DEFINED        1     251,340
GLAXOSMITHKLINE PLC         SPON ADR       37733W105   $  8,071    237,320   Shs         DEFINED        1     237,320
HONEYWELL INTL INC          COM            438516106   $  9,135    234,040   Shs         DEFINED        1     234,040
HSBC HLDGS PLC              SPON ADR NEW   404280406   $  7,268    159,422   Shs         DEFINED        1     159,422
ING GROEP N V               SPON ADR       456837103   $  6,612    892,363   Shs         DEFINED        1     892,363
JOHNSON & JOHNSON           COM            478160104   $  6,534    110,626   Shs         DEFINED        1     110,626
KONINKLIJKE PHILIPS
  ELECTRS                   NY REG SH NEW  500472303   $  7,691    257,750   Shs         DEFINED        1     257,750
LOWES COMPANIES INC.        COM            548661107   $  6,038    295,687   Shs         DEFINED        1     295,687
MANULIFE FINL CORP          COM            56501R106   $ 28,855  1,961,900   Shs         DEFINED        1   1,961,900
METLIFE INC.                COM            59156R108   $  9,209    243,875   Shs         DEFINED        1     243,875
MICROSOFT CORP.             COM            594918104   $  9,992    434,233   Shs         DEFINED        1     434,233
MONSANTO CO NEW             COM            61166W101   $  5,029    108,815   Shs         DEFINED        1     108,815
NOKIA CORP                  SPON ADR       654902204   $  7,211    884,800   Shs         DEFINED        1     884,800
NTT DOCOMO INC.             SPON ADR       62942M201   $    192    609,563   Shs         DEFINED        1     609,563
ORACLE CORP                 COM            68389X105   $ 10,745    500,707   Shs         DEFINED        1     500,707
PANASONIC CORP.             ADR            69832A205   $ 10,120    807,630   Shs         DEFINED        1     807,630
PENN WEST ENERGY TR         TR UNIT        707885109   $ 13,930    720,850   Shs         DEFINED        1     720,850
PFIZER INC                  COM            717081103   $  8,454    592,845   Shs         DEFINED        1     592,845
PITNEY BOWES INC.           COM            724479100   $  6,632    302,020   Shs         DEFINED        1     302,020
QUEST DIAGNOSTICS INC.      COM            74834L100   $  7,163    143,920   Shs         DEFINED        1     143,920
RESEARCH IN MOTION LTD.     COM            760975102   $ 27,451    524,570   Shs         DEFINED        1     524,570
ROGERS COMMUNICATIONS INC   CL B           775109200   $ 21,260    642,080   Shs         DEFINED        1     642,080
ROYAL BANK OF CANADA        COM            780087102   $ 41,417    858,108   Shs         DEFINED        1     858,108
SANOFI AVENTIS              SPON ADR       80105N105   $  6,816    226,730   Shs         DEFINED        1     226,730
SHAW COMMUNICATIONS         CL B CONV      82028K200   $ 21,351  1,169,945   Shs         DEFINED        1   1,169,945
SIEMENS AG                  SPON ADR       826197501   $  6,761     75,520   Shs         DEFINED        1      75,520
SOUTHERN CO                 COM            842587107   $  9,701    291,505   Shs         DEFINED        1     291,505
SUN LIFE FINL INC.          COM            866796105   $ 21,926    823,735   Shs         DEFINED        1     823,735
SUNCOR ENERGY INC           COM            867229106   $ 37,004    823,735   Shs         DEFINED        1     823,735
3M CO                       COM            88579Y101   $    240      3,045   Shs         DEFINED        1       3,045
TALISMAN ENERGY INC         COM            87425E103   $ 21,280  1,388,375   Shs         DEFINED        1   1,388,375
TELUS CORP.                 NON-VTG        87971M202   $     94      2,580   Shs         DEFINED        1       2,580
THOMSON REUTERS CORP        COM            884903105   $ 26,407    728,050   Shs         DEFINED        1     728,050
TORONTO DOMINION BK ONT     COM NEW        891160509   $ 34,062    518,695   Shs         DEFINED        1     518,695
TOTAL S A                   SPON ADR       89151E109   $  7,467    167,279   Shs         DEFINED        1     167,279
TRANSCANADA CORP.           COM            89353D107   $ 14,865    438,505   Shs         DEFINED        1     438,505
VERIZON COMMUNICATIONS      COM            92343V104   $  9,723    347,005   Shs         DEFINED        1     347,005
VODAFONE GROUP PLC          SPON ADR       92857W209   $ 10,200    493,455   Shs         DEFINED        1     493,455
WALGREEN CO.                COM            931422109   $  8,403    314,720   Shs         DEFINED        1     314,720
WELLS FARGO & CO NEW        COM            949746101   $  4,834    188,847   Shs         DEFINED        1     188,847
YAMANA GOLD INC.            COM            98462Y100   $ 15,775  1,517,485   Shs         DEFINED        1   1,517,485
ZIMMER HOLDINGS INC.        COM            98956P102   $  8,754    161,955   Shs         DEFINED        1     161,955